OTHER EQUITY AND RESERVES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Treasury shares	$ (1,993)	$ 0
Share compensation reserve	4,520	1,364	$ 0
Hedging reserve	173	(867)
Translation reserve	(2,522)	(3,283)
Merger reserve	(18,354)	(18,354)
Other reserves	$ (18,176)	$ (21,140)